Finance Lease	12 Months Ended
Dec. 31, 2021
Finance Lease
Finance Lease

7.   Finance lease

As at December 31, 2021, the Company was a party, as the lessee, to seven finance lease facilities. The Company's applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the finance lease facilities, which totaled 14 vessels as at December 31, 2021 (2020: 12 vessels). ASC has provided guarantees in respect of the finance lease facilities. These guarantees can be called upon following a payment default. The outstanding principal balances on each finance lease facility as at December 31, 2021 and 2020 were as follows:

	As at December 31
	2021	2020
Japanese Leases No.1 and 2	21,676,600	26,531,100
Japanese Lease No.3	10,746,500	13,119,000
CMBFL Leases No.1 to 4	65,187,328	72,459,942
Ocean Yield ASA	50,320,320	55,729,620
Japanese Lease No.4	19,941,538	21,949,099
China Huarong Leases	37,385,213	41,992,081
CMBFL / Shandong	65,625,400	—
Finance lease obligations	270,882,899	231,780,842
Amounts representing interest and deferred finance fees	(44,428,222)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	226,454,677	197,704,384
Current portion of finance lease obligations	21,783,261	19,084,775
Current portion of deferred finance fees	(699,430)	(630,553)
Non-current portion of finance lease obligations	207,592,243	181,250,674
Non-current portion of deferred finance fees	(2,221,397)	(2,000,512)
Total finance lease obligations, net of deferred finance fees	226,454,677	197,704,384

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
December 31, 2021
2022	32,164,805
2023	43,722,900
2024	29,888,892
2025	81,557,058
2026	12,549,755
2027 - 2030	70,999,489
Finance lease obligations	270,882,899
Amounts representing interest and deferred finance fees	(44,428,222)
Finance lease obligations, net of interest and deferred finance fees	226,454,677

Assets recorded under finance leases consist of the following:

	As at December 31
	2021	2020
Vessels and vessel equipment, net of accumulated depreciation	326,599,910	282,930,184
Deferred drydock expenditures, net of accumulated amortization	5,353,419	2,751,781
Advances for ballast water systems	1,079,755	2,141,135
	333,033,084	287,823,100

Japanese Leases No. 1 and 2

On May 30, 2017, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealeader and Ardmore Sealifter, with JPV No. 7 and JPV No. 8, respectively. The facility was drawn down in May 2017. Repayments on the leases are made on a monthly basis and include principal and interest. The finance leases are scheduled to expire in 2023 and include purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchasers with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included in the consolidated balance sheets as ‘Amount receivable in respect of finance leases’ with the associated finance lease liability presented gross of the $2.9 million. On February 16, 2022, the Company gave notice to exercise its purchase options, for both the Ardmore Sealeader and Ardmore Sealifter, with the intention to purchase the vessels on May 30, 2022.

Japanese Lease No. 3

On January 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealancer with Neil Co., Ltd. The facility was drawn down in January 2018. Repayments on the lease are made on a monthly basis and include principal and interest. The finance lease is scheduled to expire in 2024 and includes purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchaser with $1.4 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount has been offset against the finance lease liability in the consolidated balance sheets, with the associated finance lease liability presented net of the $1.4 million.

CMBFL Leases No. 1 to 4

On June 26, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Endurance and Ardmore Enterprise, respectively, with CMB Financial Leasing Co., Ltd (“CMBFL”). The facility was drawn down in June 2018. Interest is calculated at a rate of LIBOR plus 3.10%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Encounter and Ardmore Explorer, respectively, with CMBFL. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 3.00%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

Ocean Yield ASA

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Dauntless and Ardmore Defender, respectively with Ocean Yield ASA. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 4.50%. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2030 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

Japanese Lease No. 4

On November 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Engineer with Rich Ocean Shipping. The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.20%. Principal repayments on the lease are made on a monthly basis.

The finance lease is scheduled to expire in 2029 and includes a mandatory purchase obligation for the Company to repurchase the vessel, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

China Huarong Leases

On November 30, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Seavanguard and Ardmore Exporter, respectively, with China Huarong Financial Leasing Co., Ltd (“China Huarong”). The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.50%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

CMBFL / Shandong

On June 25, 2021, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seawolf and Ardmore Seahawk with CMBFL / Shandong, resulting in gross proceeds of $49.0 million less fees of $1.0 million. The facility was drawn down in June 2021. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2029, subject to options to renew for a maximum period of an additional eight years. Repurchase options, exercisable by the Company, are also included which begin on the third anniversary of the lease term.

Finance leases financial covenants

Some of the Company’s existing finance lease facilities (as described above) include financial covenants which are the same, or no more onerous than, the Company's long-term debt financial covenants described in Note 6. The Company was in full compliance with all of its finance lease related financial covenants as at December 31, 2021 and 2020.

Short-Term Leases

The Company has entered into two short-term lease agreements with one agreement effective July 30, 2021 to charter-in a 2010-built vessel for a period of 12 months, and the other agreement effective June 4, 2021 to charter-in a 2009-built vessel for a period of eight months. The Company elected the practical expedient of ASC 842, which allows for time charter-in contracts with an initial lease term of 12 months or less to be excluded from the operating lease right-of-use assets and lease liabilities. The Company will continue to recognize the lease payments for all operating leases as charter hire expenses on the consolidated statements of operations on a straight-line basis over the lease term.